UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number:

  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Austin Investment Management Inc
Address:          520 Madison Avenue, 28th Floor
                  New York, NY 10022

Form 13F File Number: 28-11945

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Rheema Pike
Title:   Chief Compliance Officer
Phone:   212-888-9292

Signature, Place, and Date of Signing:

s/ Rheema Pike               New York, NY                 November 6, 2008
[Signature]                  [City, State]                [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number      Name
         28-

  [Repeat as necessary.]

                                    FORM 13F SUMMARY PAGE

REPORT SUMMARY

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  86

Form 13F Information Table Value Total:  $121,941
                                         (thousands)


List of Other Included Managers:    None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.          Form 13F File Number               Name
                           28-

[Repeat as necessary.]

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

Column 1                      Column 2       Column 3  Column 4   Column 5       Column 6    Column 7               Column 8
--------                     ---------       --------  --------   --------      ----------   --------               --------
                                                        Value   SHRS OR  SH/    Investment    Other             Voting Authority
Name of Issuer             Title of Class    CUSIP     (x1000)  PRN AMT  PRN    Discretion   Managers        Sole    Shared    None
--------------             --------------   ---------  -------  -------  ---    ---------   ---------       -------  -------   -----
AT&T, Inc.                 COM              00206R102     618         22135     SOLE                                            X
Abbott Laboratories        COM              002824100    2208         38363     SOLE                        X
American Express Co        COM              025816109    4774        134766     SOLE                        X
Anadarko Petroleum         COM              032511107     249          5150     SOLE                                            X
Anglo American PLC         ADR NEW          03485P201     685         41000     SHARED-DEFINED              X
Applied Materials Inc.     COM              038222105     133          8800     SOLE                                            X
Applied Materials Inc.     COM              038222105     605         40000     SHARED-DEFINED              X
BP Plc                     SPONSORED ADR    055622104     112          2234     SOLE                                            X
Baker Hughes Inc.          COM              057224107    3062         50590     SOLE                        X
Bank of NY Mellon Corp.    COM              064058100     209          6435     SOLE                                            X
Bank of NY Mellon Corp.    COM              064058100     261          8000     SHARED-DEFINED              X
Berkshire Hathaway Inc.    CL A             084670108    5877            45     SOLE                                            X
Berkshire Hathaway Inc.    CL B             084670207     110            25     SOLE                                            X
Bristol Myers Squibb Co.   COM              110122108    2345        112490     SOLE                        X
Brookfield Asset
    Management             CL A LTD VT SH   112585104    3599        131190     SOLE                        X
Brookfield Asset
    Management             CL A LTD VT SH   112585104    1061         38700     SHARED-DEFINED              X
Burlington Northern Inc.   COM              12189T104    5207         61695     SOLE                        X
Burlington Northern Inc.   COM              12189T104     647          7000     SHARED-DEFINED              X
California Wtr Svc Grp.    COM              130788102     157          4100     SOLE                                            X
Calpine Corporation        COM NEW          131347304    1065         81925     SOLE                        X
Calpine Corporation        COM NEW          131347304     551         42400     SHARED-DEFINED              X
Cameron International
    Corp.                  COM              13342B105     263          6850     SOLE                                            X
Cemex SA                   SPONS ADR NEW    151290889     172         10000     SHARED-DEFINED              X
Chevron Corp.              COM              166764100    6067         73566     SOLE                        X
Chicago Bridge & Iron      NY REGISTRY SH   167250109    2572        133699     SOLE                        X
Chicago Bridge & Iron      NY REGISTRY SH   167250109     461         24000     SHARED-DEFINED              X
Cisco Systems              COM              17275R102    4042        179181     SOLE                        X
Colgate Palmolive Co.      COM              194162103     405          5380     SOLE                                            X
Conocophillips             COM              20825C104    1908         26059     SOLE                                            X
Consolidated Edison Inc.   COM              209115104    1216         28325     SOLE                        X
Costco Wholesale Corp.     COM              22160K105     398          6145     SOLE                                            X
Covanta Holding Corp.      COM              22282E102     235          9847     SOLE                                            X
Covidien Ltd               COM              G2552X108     752         14000     SHARED-DEFINED              X
Cresud S. A. C. I. F.Y. A. SPONSORED ADR    226406106     157         15000     SHARED-DEFINED              X
Diageo PLC                 SPONS ADR NEW    25243Q205    1032         15000     SHARED-DEFINED              X
Encana Corp.               COM              292505104    1068        162504     SOLE                        X
Encana Corp.               COM              292505104    1708         26000     SHARED-DEFINED              X
Essex Ppty Tr Inc.         COM              297178105     378          3200     SOLE                                            X
Exelon Corp.               COM              30161N101     228          3654     SOLE                                            X
Exxon Mobil Corp.          COM              30231G102    3515         45266     SOLE                        X
Fairfax Financial Holding  SUB VTG          303901102    1622          5000     SHARED-DEFINED              X
Fomento Economico Mexicano SPON ADR UNITS   344419106     774         20300     SHARED-DEFINED              X
Fpl Group Inc.             COM              302571104     262          5220     SOLE                                            X
General Electric Co.       COM              369604103     147          5800     SOLE                                            X
Home Depot                 COM              437076102     793         30650     SOLE                        X
IBM Corp.                  COM              459200101    7093         60645     SOLE                        X
Johnson & Johnson          COM              478160104    1948         28130     SOLE                        X
Johnson & Johnson          COM              478160104    1524         22000     SHARED-DEFINED              X
Leudadia National          COM              527288104     227          5000     SHARED-DEFINED              X
Microsoft Corp.            COM              594918104     274         10300     SOLE                        X
Nabors Industries Inc.     SHS              G6359F103     129          5200     SOLE                        X
Nasdaq OMX Group Inc.      COM              631103108     611         20000     SOLE                        X
National Oilwell Varco
    Inc.                   COM              637071101     852         16978     SOLE                        X
Newmont Mining Corp.       COM              651639106     942         24300     SHARED-DEFINED              X
News Corp.                 CL A             65248E104     179         15000     SHARED-DEFINED              X
Nexen Inc.                 COM              65334H102     650         28000     SOLE                        X
Noble Corporation          SHS              G65422100    5653        128780     SOLE                        X
Novartis AG Basel          SPONSORED ADR    H5820Q150     171          3300     SOLE                                            X
Oneok Partners LP          UNIT LTD PARTN   68268N103    1991         39250     SOLE                                            X
Oracle Systems Corp.       COM              68389X105    1015         50000     SOLE                                            X
Pfizer Inc.                COM              717081103     618         33520     SOLE                                            X
Phillip Morris
    International Inc.     COM              718172109    4047         84155     SOLE                        X
Phillip Morris
    International Inc.     COM              718172109    1635         34000     SHARED-DEFINED              X
Procter & Gamble Co.       COM              742718109    1453         20851     SOLE                        X
Rio Tinto Plc              SPONSORED ADR    767204100     349          1400     SHARED-DEFINED              X
Rockwell Automation Inc.   COM              773903109    1218         32645     SOLE                        X
Sanofi-Aventis             SPONSORED ADR    80105N105     926         28200     SHARED-DEFINED              X
Schering Plough
    Corp - W/Rts           COM              806605101    5015        271525     SOLE                        X
Schering Plough
    Corp - W/Rts           COM              806605101     554         30000     SHARED-DEFINED              X
Schlumberger Ltd           COM              806857108    2908         37251     SOLE                                            X
Spectra Energy Corp.       COM              847560109    2272         95494     SOLE                        X
Spectra Energy Corp.       COM              847560109     714         30000     SOLE                        X
Spectra Energy Partners LP COM              84756N109     277         14625     SOLE                        X
St. Joe Company            COM              790148100    1501         38400     SOLE                        X
St. Joe Company            COM              790148100     312          8000     SHARED-DEFINED              X
Tejon Ranch Co.            COM              879080109    1007         27125     SOLE                        X
Tejon Ranch Co.            COM              879080109     416         11200     SHARED-DEFINED              X
United Parcel Service Inc. CL B             911312106     188          3000     SHARED-DEFINED              X
Verizon Communications     COM              92343V104     189          5901     SOLE                                            X
Walgreen Co.               COM              931422109    1693         54700     SOLE                        X
Wal-Mart Stores            COM              931142103     598         10000     SHARED-DEFINED              X
Waters Corp.               COM              941848103     157          2700     SOLE                                            X
WellPoint Inc.             COM              94973V107     748         16000     SHARED-DEFINED              X
White Mountains Insurance
    Group Ltd.             COM              G9618E107    1022          2176     SOLE                                            X
Woodward Governor Co.      COM              980745103    4992        141540     SHARED-DEFINED              X
Wynn Resorts               COM              983134107     163          2000     SOLE                        X

                                            TOTAL:     121941

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